Consolidated Balance Sheets	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Current Assets
Cash and cash equivalents (Note 3 at VIE)	$ 12,440,457	$ 7,748,416
Restricted cash (Note 3 at VIE)	205,520	2,121,377
Accounts receivable, net (Note 3 at VIE)	39,352,408	32,495,361
Inventories, net (Note 3 at VIE)	595,627	1,957,058
Advances to suppliers, net (Note 3 at VIE)	13,079,889	14,387,228
Prepaid taxes (Note 3 at VIE)	2,396,349	2,136,988
Prepaid expenses and other receivables, net (Note 3 at VIE)	91,377	954,362
Current assets from discontinued operations	0	8,513,154
Total Current Assets (Note 3 at VIE)	68,161,627	70,313,944
Property, plant and equipment, net (Note 3 at VIE)	2,700,034	3,240,620
Other Assets
Manufacturing rebate receivable (Note 3 at VIE)	7,746,116	9,795,512
Intangible assets, net (Note 3 at VIE)	12,959,017	15,268,062
Long-term Investment	23,883,983	18,156,000
Goodwill (Note 3 at VIE)	0	8,861,361
Non-current assets from discontinued operations	0	8,558,515
Total Other Assets (Note 3 at VIE)	44,589,116	60,639,450
Total Assets (Note 3 at VIE)	115,450,777	134,194,014
Current Liabilities
Short-term bank loans	6,861,208	7,683,014
Bank acceptance notes payable (Note 3 at VIE)	205,520	2,121,377
Accounts payable (Note 3 at VIE)	1,650,851	2,524,462
Due to related parties (Note 3 at VIE)	1,626,120	2,102,175
Customer deposits (Note 3 at VIE)	6,955,142	865,615
Taxes payable (Note 3 at VIE)	102,704	344,563
Due to third parties	287,200	3,253,253
Accrued liabilities and other payables (Note 3 at VIE)	1,444,896	1,598,104
Current liabilities from discontinued operations	0	1,662,252
Total Current Liabilities (Note 3 at VIE)	19,133,641	22,154,815
Deferred tax liability (Note 3 at VIE)	1,784,875	2,053,512
Total Liabilities (Note 3 at VIE)	20,918,516	24,208,327
Stockholders' Equity
Common stock, $0.001 par value, 50,000,000 shares authorized,28,853,242 shares issued and outstanding	28,853	28,853
Additional paid-in capital	39,310,178	39,310,178
Statutory reserves	6,379,276	6,461,788
Retained earnings	52,058,681	58,333,136
Accumulated other comprehensive loss	(7,590,943)	(2,066,364)
Total Stockholders' Equity attributable to the Company	90,186,045	102,067,591
Noncontrolling interest	4,346,216	7,918,096
Total Stockholders' Equity	94,532,261	109,985,687
Total Liabilities and Stockholders' Equity	$ 115,450,777	$ 134,194,014